Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B		Subscription receivable	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive loss	Total
Balance at Mar. 31, 2022		$ 2,500	$ 2,500		$ (5,000)	$ 1,236,773	$ 813,235	$ 7,578,794	$ (617,288)	$ 9,011,514
Balance (in Shares) at Mar. 31, 2022	[1]	5,000,000	5,000,000
Net income (loss)								2,208,152		2,208,152
Foreign currency translation adjustment									(728,399)	(728,399)
Balance at Mar. 31, 2023		$ 2,500	$ 2,500		(5,000)	1,236,773	813,235	9,786,946	(1,345,687)	10,491,267
Balance (in Shares) at Mar. 31, 2023	[1]	5,000,000	5,000,000
Net income (loss)								(1,295,163)		(1,295,163)
Capital injection by shareholder					5,000					5,000
Issuance of ordinary shares upon Initial Public Offering (“IPO”) and over-allotment, net of issuance cost		$ 791				3,619,022				3,619,813
Issuance of ordinary shares upon Initial Public Offering (“IPO”) and over-allotment, net of issuance cost (in Shares)	[1]	1,581,250
Foreign currency translation adjustment									(523,250)	(523,250)
Balance at Mar. 31, 2024		$ 3,291	$ 2,500			4,855,795	813,235	8,491,783	(1,868,937)	12,297,667
Balance (in Shares) at Mar. 31, 2024		6,581,250	5,000,000	[1]
Net income (loss)								(1,410,465)		(1,410,465)
Foreign currency translation adjustment									(161,106)	(161,106)
Balance at Mar. 31, 2025		$ 3,291	$ 2,500			$ 4,855,795	$ 813,235	$ 7,081,318	$ (2,030,043)	$ 10,726,096
Balance (in Shares) at Mar. 31, 2025	[1]	6,581,250	5,000,000

[1]	Retrospectively reflect the changes in class of shares effective on September 10, 2024